Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Changes in intangible assets and goodwill [abstract]
Intangible assets	Intangible assets are composed as follows:

	December 31, 2023
	Cost	Accumulated amortization	Net

Expenditures related to software and technology(i)	3,887,300	(1,756,871)	2,130,429
Software licenses	335,561	(152,123)	183,438
Goodwill	227,066	—	227,066
Other	70,569	(40,433)	30,136
	4,520,496	(1,949,427)	2,571,069

	December 31, 2022
	Cost	Accumulated amortization	Net

Expenditures related to software and technology(i)	2,904,505	(1,155,187)	1,749,318
Software licenses	257,096	(97,698)	159,398
Goodwill	209,908	—	209,908
Other	67,768	(27,619)	40,149
	3,439,277	(1,280,504)	2,158,773

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.

The changes in cost and accumulated amortization	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

On December 31, 2021
Cost	2,016,541	196,854	209,908	67,768	2,491,071
Accumulated amortization	(772,804)	(53,129)	—	(14,962)	(840,895)
Net book value	1,243,737	143,725	209,908	52,806	1,650,176

On December 31, 2022
Cost	887,964	60,242	—	—	948,206
Additions(i)	979,734	60,603	—	—	1,040,337
Disposals	(91,770)	(361)	—	—	(92,131)
Amortization	(382,383)	(44,569)	—	(12,657)	(439,609)
Amortization	(430,358)	(44,903)	—	(12,657)	(487,918)
Disposals	47,975	334	—	—	48,309
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

On December 31, 2022
Cost	2,904,505	257,096	209,908	67,768	3,439,277
Accumulated amortization	(1,155,187)	(97,698)	—	(27,619)	(1,280,504)
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

On December 31, 2023
Cost	982,795	78,465	17,158	2,801	1,081,219
Additions(i)	983,017	78,465	17,158	2,801	1,081,441
Disposals	(222)	—	—	—	(222)
Amortization	(601,684)	(54,425)	—	(12,814)	(668,923)
Amortization	(601,777)	(54,425)	—	(12,814)	(669,016)
Disposals	93	—	—	—	93
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

On December 31, 2023
Cost	3,887,300	335,561	227,066	70,569	4,520,496
Accumulated amortization	(1,756,871)	(152,123)	—	(40,433)	(1,949,427)
Net book value	2,130,429	183,438	227,066	30,136	2,571,069

(i)    Refers to several and diverse expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account. Goodwill recorded in business combinations in 2023 are related to Netpos acquisition.